SIGNIFICANT ACCOUNTING POLICIES (Schedule of Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Warranty provision, beginning of year	$ 1,213	$ 1,319
Charged to costs and expenses relating to new sales	452	709
Costs of warranties granted	(456)	(723)
Foreign currency translation adjustments	(12)	(92)
Warranty provision, end of year	$ 1,197	$ 1,213